Discontinued operations (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 07, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER INCOME/(EXPENSES) [Abstract]
Net income and comprehensive income from discontinued operations, before taxes		$ 0	$ 0	$ 17,513,269
Toro Corp [Member]
REVENUES [Abstract]
Vessel revenues	$ 23,369,274
EXPENSES [Abstract]
Voyage expenses (including $294,831 to related party for the period January 1, 2023 through March 7, 2023)	(374,396)
Vessel operating expenses	(3,769,132)
Management fees to related parties	(507,000)
Depreciation and amortization	(1,493,759)
(Provision) / Recovery of provision for doubtful accounts	266,732
Gain on sale of vessel	0
Total expenses	(5,877,555)
Operating income	17,491,719
OTHER INCOME/(EXPENSES) [Abstract]
Interest and finance costs	(220,061)
Interest income	253,165
Foreign exchange losses	(11,554)
Total other (expenses)/income, net	21,550
Net income and comprehensive income from discontinued operations, before taxes	17,513,269
Income taxes	(173,937)
Net income and comprehensive income from discontinued operations, net of taxes	17,339,332
Voyage expenses, related party	294,831
Toro Corp [Member] | Time Charter [Member]
REVENUES [Abstract]
Vessel revenues	914,000
Toro Corp [Member] | Voyage Charter [Member]
REVENUES [Abstract]
Vessel revenues	7,930
Toro Corp [Member] | Pool [Member]
REVENUES [Abstract]
Vessel revenues	$ 22,447,344